Restructuring and Other Liabilities	12 Months Ended
Dec. 31, 2014
Restructuring and Other Liabilities

10. Restructuring and Other Liabilities

RESTRUCTURING

Restructuring provisions are made on a case-by-case basis and primarily include severance costs incurred in connection with headcount reductions and plant consolidations. The Company expects to finance restructuring programs over the next several years through cash generated from its ongoing operations or through cash available under existing credit facilities. The Company does not expect that the execution of these programs will have an adverse impact on its liquidity position. The tables below summarize the change in the balance sheet position of the restructuring reserves from December 31, 2011 to December 31, 2014. The changes in the employee-related reserves have been charged against Other income (expense), net in the Consolidated Statements of Net Income.

2014

In 2014, the employee-related restructuring provisions, made on a case-by-case basis, relate mainly to headcount reductions in Europe. The cash payments mainly relate to high-cost countries in Europe. The table below summarizes the change in the balance sheet position of the restructuring reserves from December 31, 2013 to December 31, 2014.

	December 31 2013	Provision/ Charge	Provision/ Reversal	Cash payments	Translation difference	December 31 2014
Restructuring employee-related	$93.9	$42.6	$(2.3)	$(44.2)	$(10.4)	$79.6
Other	0.3	0.2	(0.0)	(0.3)	0.0	0.2

Total reserve	$94.2	$42.8	$(2.3)	$(44.5)	$(10.4)	$79.8

2013

In 2013, the employee-related restructuring provisions, made on a case-by-case basis, relate mainly to headcount reductions in Europe. The cash payments mainly relate to high-cost countries in Europe. The table below summarizes the change in the balance sheet position of the restructuring reserves from December 31, 2012 to December 31, 2013.

	December 31 2012	Provision/ Charge	Provision/ Reversal	Cash payments	Translation difference	December 31 2013
Restructuring employee-related	$74.9	$40.4	$(4.7)	$(20.0)	$3.3	$93.9
Other	0.9	—	(0.2)	(0.4)	—	0.3

Total reserve	$75.8	$40.4	$(4.9)	$(20.4)	$3.3	$94.2

2012

In 2012, the employee-related restructuring provisions, made on a case-by-case basis, relate mainly to headcount reductions in Europe. The cash payments mainly relate to high-cost countries in Europe. The table below summarizes the change in the balance sheet position of the restructuring reserves from December 31, 2011 to December 31, 2012.

	December 31 2011	Provision/ Charge	Provision/ Reversal	Cash payments	Translation difference	December 31 2012
Restructuring employee-related	$31.4	$76.6	$(1.8)	$(33.3)	$2.0	$74.9
Other	0.9	0.3	(0.3)	(0.0)	—	0.9

Total reserve	$32.3	$76.9	$(2.1)	$(33.3)	$2.0	$75.8